Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Summary of Other Payables

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Accrued salary and compensation	$10,126	$10,409
Payables to contractors	3,015	2,571
Accrued compensation to employees and remuneration to directors and supervisors	1,997	2,144
Amounts collected for others	1,426	1,596
Payables to equipment suppliers	1,154	1,279
Accrued maintenance costs	1,011	1,061
Others	5,708	6,020
	$24,437	$25,080